PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Aerospace & Defense – 1.8%
813	Boeing Co. (The)(a)	$178,811

	Air Freight & Logistics – 0.8%
697	Expeditors International of Washington, Inc.	83,034

	Automobiles – 1.8%
3,459	General Motors Co.(a)	182,324

	Banks – 6.4%
6,450	Bank of America Corp.	273,803
3,380	Citigroup, Inc.	237,208
2,854	Wells Fargo & Co.	132,454

		643,465

	Beverages – 4.1%
639	Constellation Brands, Inc., Class A	134,631
2,854	Keurig Dr Pepper, Inc.	97,493
2,005	Monster Beverage Corp.(a)	178,104

		410,228

	Biotechnology – 4.9%
612	Alnylam Pharmaceuticals, Inc.(a)	115,552
507	BioMarin Pharmaceutical, Inc.(a)	39,186
559	CRISPR Therapeutics AG(a)	62,569
451	Regeneron Pharmaceuticals, Inc.(a)	272,936

		490,243

	Capital Markets – 6.8%
2,791	Charles Schwab Corp. (The)	203,297
186	FactSet Research Systems, Inc.	73,429
217	Moody’s Corp.	77,059
148	MSCI, Inc.	90,034
1,080	SEI Investments Co.	64,044
2,049	State Street Corp.	173,591

		681,454

	Communications Equipment – 0.7%
1,285	Cisco Systems, Inc.	69,942

	Consumer Finance – 7.5%
5,661	Ally Financial, Inc.	288,994
800	American Express Co.	134,024
2,056	Capital One Financial Corp.	333,010

		756,028

	Energy Equipment & Services – 0.7%
2,331	Schlumberger NV	69,091

	Entertainment – 3.6%
331	Netflix, Inc.(a)	202,022

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
941	Walt Disney Co. (The)(a)	$159,189

		361,211

	Health Care Equipment & Supplies – 0.5%
54	Intuitive Surgical, Inc.(a)	53,684

	Health Care Providers & Services – 2.9%
742	HCA Healthcare, Inc.	180,098
289	Humana, Inc.	112,465

		292,563

	Health Care Technology – 0.4%
552	Cerner Corp.	38,927

	Hotels, Restaurants & Leisure – 5.2%
74	Booking Holdings, Inc.(a)	175,666
1,060	Hilton Worldwide Holdings, Inc.(a)	140,037
933	Starbucks Corp.	102,919
1,052	Yum China Holdings, Inc.	61,132
376	Yum! Brands, Inc.	45,988

		525,742

	Household Products – 0.4%
542	Colgate-Palmolive Co.	40,964

	Industrial Conglomerates – 1.3%
1,290	General Electric Co.	132,909

	Insurance – 3.2%
4,046	American International Group, Inc.	222,085
912	Reinsurance Group of America, Inc.	101,469

		323,554

	Interactive Media & Services – 11.2%
172	Alphabet, Inc., Class A(a)	459,846
65	Alphabet, Inc., Class C(a)	173,245
1,454	Facebook, Inc., Class A(a)	493,473

		1,126,564

	Internet & Direct Marketing Retail – 4.1%
836	Alibaba Group Holding Ltd., Sponsored ADR(a)	123,770
86	Amazon.com, Inc.(a)	282,513

		406,283

	IT Services – 6.6%
154	Automatic Data Processing, Inc.	30,788
3,810	DXC Technology Co.(a)	128,054
905	Fiserv, Inc.(a)	98,193
742	Gartner, Inc.(a)	225,479
794	Visa, Inc., Class A	176,863

		659,377

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.0%
251	Illumina, Inc.(a)	$101,808

	Machinery – 1.1%
339	Deere & Co.	113,589

	Media – 3.1%
186	Charter Communications, Inc., Class A(a)	135,326
3,204	Comcast Corp., Class A	179,200

		314,526

	Oil, Gas & Consumable Fuels – 3.6%
7,520	APA Corp.	161,154
2,528	EOG Resources, Inc.	202,922

		364,076

	Pharmaceuticals – 1.4%
1,207	Novartis AG, Sponsored ADR	98,708
459	Novo Nordisk A/S, Sponsored ADR	44,069

		142,777

	Semiconductors & Semiconductor Equipment – 4.1%
1,541	NVIDIA Corp.	319,233
672	QUALCOMM, Inc.	86,675

		405,908

	Software – 8.0%
668	Autodesk, Inc.(a)	190,494
481	Microsoft Corp.	135,603
2,309	Oracle Corp.	201,183
513	salesforce.com, Inc.(a)	139,136
529	Workday, Inc., Class A(a)	132,192

		798,608

	Textiles, Apparel & Luxury Goods – 0.8%
3,781	Under Armour, Inc., Class A(a)	76,301

	Total Common Stocks (Identified Cost $7,619,296)	9,843,991

Principal Amount

Short-Term Investments – 2.4%
$239,217	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $239,217 on 10/01/2021 collateralized by $218,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $244,166 including accrued interest(b) (Identified Cost $239,217)	239,217

	Total Investments – 100.4% (Identified Cost $7,858,513)	10,083,208
	Other assets less liabilities – (0.4)%	(36,105)

	Net Assets – 100.0%	$10,047,103

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,843,991	$—	$—	$9,843,991
Short-Term Investments	—	239,217	—	239,217

Total	$9,843,991	$239,217	$—	$10,083,208

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Interactive Media & Services	11.2%
Software	8.0
Consumer Finance	7.5
Capital Markets	6.8
IT Services	6.6
Banks	6.4
Hotels, Restaurants & Leisure	5.2
Biotechnology	4.9
Beverages	4.1
Internet & Direct Marketing Retail	4.1
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	3.6
Entertainment	3.6
Insurance	3.2
Media	3.1
Health Care Providers & Services	2.9
Other Investments, less than 2% each	12.7
Short-Term Investments	2.4

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%